COMMITMENTS AND CONTINGENCY (Details Narrative) - USD ($)				12 Months Ended
	Dec. 29, 2022	Dec. 22, 2022	Sep. 15, 2022	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Payment of cash underwriting discount	$ 1,725,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Additional units to cover over-allotments			900,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of cash fee upon initial business combination on gross proceeds				3.50%
Proceeds from initial public offering		$ 60,000,000		$ 2,415,000
Percentage of cash fee on consideration payable in initial business combination				1.00%